Leases (Details) - Schedule of Operating Lease Related Assets and Liabilities - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Right of use assets	$ 629,487	$ 1,327,575
Operating lease liabilities, current	325,394	625,048
Operating lease liabilities, noncurrent	136,395	551,221
Total operating lease liabilities	$ 461,789	$ 1,176,269